Segment Reporting (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

14. SEGMENT INFORMATION
As of March 31, 2018, we operated through two business segments: Owned Real Estate and Investment Management. Prior to the completion of the PELP transaction in October 2017, we only operated through the Owned Real Estate segment. As a result, we did not report any segment disclosures for the three months ended March 31, 2017. We generate revenues and segment profit as follows:

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Owned Real Estate: Our business objective is to own and operate well-occupied grocery-anchored shopping centers that generate cash flows to support distributions to our shareholders with the potential for capital appreciation. We typically invest in neighborhood shopping centers (generally containing less than 125,000 leasable square feet) located in attractive demographic markets throughout the United States where our management believes our fully integrated operating platform can add value. Through this segment, we own a diversified portfolio of shopping centers subject to long-term net leases with creditworthy tenants in the grocery, retail, restaurant, and service industries. As of March 31, 2018, we owned 237 properties.

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Investment Management: Through this segment, we are responsible for managing the day-to-day affairs of the Managed Funds, identifying and making acquisitions and investments on their behalf, maintaining and operating their real properties, and recommending to the respective boards of directors an approach for providing investors of the Managed Funds with liquidity. We generate revenues by providing asset management and property management services, in addition to revenues from leasing, acquisition, construction, and disposition services (see Note 11).

Our chief operating decision makers rely primarily on segment profit and similar measures to make decisions regarding allocating resources and assessing segment performance. We allocate certain operating expenses, such as employee related costs and benefits, to our segments. Items not directly attributable to our Owned Real Estate or Investment Management segments are allocated to corporate general and administrative expenses, which is a reconciling item. The table below compares segment profit for each of our operating segments and reconciles total segment profit to Net Loss for the three months ended March 31, 2018 (in thousands):

	2018
	Owned Real Estate	Investment Management	Total
Total revenues	$94,354	$8,845	$103,199
Property operating expenses	(15,467)	(2,648)	(18,115)
Real estate tax expenses	(12,962)	(185)	(13,147)
General and administrative expenses	(425)	(2,288)	(2,713)
Segment profit	$65,500	$3,724	69,224
Corporate general and administrative expenses			(7,748)
Depreciation and amortization			(46,427)
Interest expense, net			(16,779)
Other expense, net			(107)
Net loss			$(1,837)

18. SEGMENT INFORMATION
As of December 31, 2017, we operated through two business segments: Owned Real Estate and Investment Management. Prior to the completion of the PELP transaction on October 4, 2017, we only operated through the Owned Real Estate segment. As a result, we did not report any segment disclosures for the years ended December 31, 2016 and 2015. We generate revenues and segment profit from our segments as follows:

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Owned Real Estate: Our business objective is to own and operate well-occupied grocery-anchored shopping centers that generate cash flows to support distributions to our shareholders with the potential for capital appreciation. We typically invest in neighborhood shopping centers (generally containing less than 125,000 leasable square feet) located in attractive demographic markets throughout the United States where our management believes our fully integrated operating platform can add value. Through this segment, we own a diversified portfolio of shopping centers subject to long-term net leases with creditworthy tenants in the grocery, retail, restaurant, and service industries. As of December 31, 2017, we owned 236 properties.

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Investment Management: Through this segment, we are responsible for managing the day-to-day affairs of the Managed Funds, identifying and making acquisitions and investments on their behalf, maintaining and operating their real properties, and recommending to the respective boards of directors an approach for providing investors of the Managed Funds with liquidity. We generate revenues by providing asset management and property management services, in addition to revenues from leasing, acquisition, construction, and disposition services (see Note 14).

Our chief operating decision makers rely primarily on segment profit and similar measures to make decisions regarding allocating resources and assessing segment performance. We allocate certain operating expenses, such as employee related costs and benefits, to our segments. Items not directly attributable to our Owned Real Estate or Investment Management segments are allocated to corporate general and administrative expenses, which is a reconciling item. The table below compares segment profit for each of our operating segments and reconciles total segment profit to Net Loss for the year ended December 31, 2017 (in thousands):

	2017
	Owned Real Estate	Investment Management	Total
Total revenues	$303,410	$8,133	$311,543
Property operating expenses	(50,328)	(3,496)	(53,824)
Real estate tax expenses	(43,247)	(209)	(43,456)
General and administrative expenses	(3,403)	(2,875)	(6,278)
Segment profit	$206,432	$1,553	207,985
Corporate general and administrative expenses			(30,070)
Vesting of Class B units for asset management services			(24,037)
Termination of affiliate arrangements			(5,454)
Depreciation and amortization			(130,671)
Interest expense, net			(45,661)
Acquisition expenses			(530)
Transaction expenses			(15,713)
Other income, net			2,433
Net loss			$(41,718)
The table below summarizes the total assets and capital expenditures for each of our operating segments as of December 31, 2017 (in thousands):

2017
Assets:
Owned Real Estate	$3,388,080
Investment Management	90,236
Total segment assets	3,478,316
Reconciling items:
Cash and cash equivalents	5,716
Restricted cash	21,729
Corporate headquarters and other assets	20,321
Total assets	$3,526,082

Capital Expenditures:
Owned Real Estate	$41,009
Investment Management	1,137
Total capital expenditures	$42,146